UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:
Name:              Westport Asset Management, Inc.
Address:           253 Riverside Avenue
                   Westport, CT 06880

13F File Number:   028-04441

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Ronald H. Oliver
Title:            President
Phone:            203-227-3601
Signature, Place, and Date of Signing:

       Ronald H. Oliver       Westport, Connecticut        August 10, 2009
       ----------------       ---------------------        ---------------

Report Type  (Check only one):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934


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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total (x$1,000): $ 725,354


List of Included Managers:

         Andrew J. Knuth            Westport Asset Management, Inc.
         Edmund H. Nicklin, Jr.     Westport Asset Management, Inc.

List of Other Included Managers:
         No.      13F File Number           Name


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
                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105    22,272    1,387,642  SH         Defined  1             1,197,827  189,815
Airgas, Inc.                        COM       009363102     1,637       40,400  SH         Defined                   40,400
Amphenol Corp.                      COM       032095101       253        8,000  SH         Defined                             8,000
Arbitron, Inc.                      COM       03875Q108     1,091       68,669  SH         Defined                   68,669
Arthur J. Gallagher & Company       COM       363576109    10,109      473,708  SH         Defined                  403,708   70,000
Baldor Electric Company             COM       057741100    11,207      471,077  SH         Defined  1               406,277   64,800
Bank of Florida Corp.               COM       062128103       205       65,200  SH         Defined                   65,200
Banner Corporation                  COM       06652V109     1,196      313,145  SH         Defined                  313,145
Berry Petroleum Co.                 COM       085789105     2,978      160,200  SH         Defined  1               140,200   20,000
Big Lots, Inc.                      COM       089302103    50,157    2,385,018  SH         Defined  1             2,185,893  199,125
Brown & Brown, Inc.                 COM       115236101    16,265      816,092  SH         Defined  1               631,092  185,000
C&D Technologies, Inc.              COM       124661109     1,414      706,883  SH         Defined  1               706,883
CACI International, Inc.            COM       127190304     1,819       42,600  SH         Defined  1                         42,600
CVS/Caremark Corp.                  COM       126650100       319       10,020  SH         Defined                            10,020
Charles River Laboratories Int      COM       159864107     1,922       56,960  SH         Defined                   56,960
Checkpoint Systems, Inc.            COM       162825103    33,740    2,150,383  SH         Defined  1             1,988,454  161,929
Chicago Bridge & Iron Company       COM       167250109     2,790      225,000  SH         Defined                  225,000
Columbia Banking System, Inc.       COM       197236102     1,626      158,980  SH         Defined                  158,980
Comstock Resources, Inc.            COM       205768203    15,026      454,654  SH         Defined  1               454,654
Con-way Inc.                        COM       205944101       311        8,800  SH         Defined                    8,800
ConocoPhillips                      COM       20825C104     4,206      100,000  SH         Defined                  100,000
Corinthian Colleges, Inc.           COM       218868107    21,245    1,254,888  SH         Defined  1             1,254,888
Darden Restaurants, Inc.            COM       237194105     6,613      200,515  SH         Defined  1               200,515
DeVry, Inc.                         COM       251893103    77,967    1,558,096  SH         Defined  1             1,466,496   91,600
Del Monte Foods Company             COM       24522P103     1,585      169,000  SH         Defined                  169,000
Devon Energy Corp.                  COM       25179M103    11,775      216,056  SH         Defined                  209,572    6,484
EMS Technologies, Inc.              COM       26873N108     7,148      342,007  SH         Defined  1               284,415   57,592
Fairchild Semiconductor Corp.       COM       303726103     1,702      243,500  SH         Defined                  243,500
Forest Oil Corp.                    COM       346091705     6,657      446,166  SH         Defined  1               412,282   33,884
Gaylord Entertainment Company       COM       367905106     4,075      320,632  SH         Defined                  320,632
General Communication, Inc. -       COM       369385109    10,834    1,563,333  SH         Defined  1             1,176,618  386,715
Haynes International, Inc.          COM       420877201     3,067      129,424  SH         Defined  1               129,424
ITT Educational Services, Inc.      COM       45068B109    50,868      505,343  SH         Defined  1               451,243   54,100
Jack Henry & Associates, Inc.       COM       426281101     7,250      349,408  SH         Defined  1               249,408  100,000
John Wiley & Sons, Inc.             COM       968223206     3,082       92,700  SH         Defined  1                82,700   10,000
KBR, Inc.                           COM       48242W106     9,017      489,010  SH         Defined  1               419,010   70,000
Kinetic Concepts, Inc.              COM       49460W208    10,708      392,940  SH         Defined  1               314,940   78,000
Lincare Holdings, Inc.              COM       532791100     2,916      124,000  SH         Defined  1                14,000  110,000
Lydall, Inc.                        COM       550819106       844      248,100  SH         Defined                  248,100
Nat.West.Life Ins.                  COM       638522102    16,312      139,721  SH         Defined                  139,721
North Valley Bancorp                COM       66304M105       790      158,885  SH         Defined                   89,585   69,300
Orient Express Hotels Ltd. - C      COM       G67743107     6,998      824,223  SH         Defined  1               650,323  173,900
Owens & Minor, Inc.                 COM       690732102    33,492      764,300  SH         Defined                  725,700   38,600
Parametric Technology Corp.         COM       699173209     8,374      716,378  SH         Defined  1               572,502  143,876
Parker Drilling                     COM       701081101       618      142,500  SH         Defined  1                        142,500
People's United Financial, Inc      COM       712704105     1,068       70,899  SH         Defined                   70,899
Perkin Elmer, Inc.                  COM       714046109     1,554       89,300  SH         Defined                   89,300
Perot Systems Corp. - Class A       COM       714265105     9,184      640,909  SH         Defined                  590,909   50,000
Plains Exploration & Productio      COM       726505100    26,978      986,039  SH         Defined  1               970,921   15,118
Praxair, Inc.                       COM       74005P104       284        4,000  SH         Defined                             4,000
Precision Castparts Corp.           COM       740189105       292        4,000  SH         Defined                             4,000
Preferred Bank, Los Angeles         COM       740367107       521      137,041  SH         Defined  1                45,276   91,765
Pres.Realty B                       COM       741004204        78       86,200  SH         Defined                   86,200
Prosperity Bancshares, Inc.         COM       743606105     2,719       91,161  SH         Defined                   44,974   46,187
Psychiatric Solutions Inc.          COM       74439H108     4,844      213,000  SH         Defined  1               213,000
QLogic Corp.                        COM       747277101     3,690      291,000  SH         Defined  1               111,000  180,000
Rogers Corp.                        COM       775133101    14,772      730,219  SH         Defined  1               629,219  101,000
Ross Stores, Inc.                   COM       778296103    12,692      328,821  SH         Defined                  328,821
Ruby Tuesday, Inc.                  COM       781182100     3,518      528,300  SH         Defined  1               383,500  144,800
Saks, Inc.                          COM       79377w108     5,742    1,296,050  SH         Defined  1             1,032,450  263,600
Smith International, Inc.           COM       832110100     1,386       53,812  SH         Defined  1                44,535    9,277
Southwestern Energy Company         COM       845467109    13,112      337,500  SH         Defined                  337,500
Sterling Financial Corp.            COM       859319105       597      205,300  SH         Defined                  205,300
Stone Energy Corp.                  COM       861642106       640       86,206  SH         Defined  1                         86,206
SunTrust Banks, Inc.                COM       867914103       186       11,285  SH         Defined                   11,285
Synopsys, Inc.                      COM       871607107     7,464      382,561  SH         Defined  1               378,561    4,000
TJX Companies                       COM       872540109    13,235      420,700  SH         Defined                  420,700
Texas Instruments, Inc.             COM       882508104       367       17,220  SH         Defined                   13,184    4,036
The South Financial Group, Inc      COM       837841105     2,277    1,913,584  SH         Defined  1             1,692,584  221,000
Thermo Fisher Scientific Inc.       COM       883556102     9,190      225,400  SH         Defined                  202,000   23,400
Timberland Bancorp.                 COM       887098101       523      127,600  SH         Defined                  127,600
UTI Worldwide, Inc.                 COM       G87210103    11,205      982,859  SH         Defined  1               982,859
Universal Health Services, Inc      COM       913903100    34,042      696,868  SH         Defined                  648,918   47,950
Vishay Intertechnology, Inc.        COM       928298108     1,694      249,467  SH         Defined                  199,467   50,000
Webster Financial Corp.             COM       947890109     2,385      296,303  SH         Defined                  295,203    1,100
Willis Group Holdings Ltd           COM       G96655108    45,008    1,749,241  SH         Defined  1             1,520,626  228,615
Young Broadcasting, Inc.            COM       987434107        30    1,003,100  SH         Defined                1,003,100
iShares Russell 2000 Index Fun      COM       464287655     8,379      164,043  SH         Defined                  164,043
First National Bancshares, Inc      ConvPref  32111B203       150      100,000  SH         Defined                  100,000
The South Financial Corp.           ConvPref  837841303       819        4,612  SH         Defined  1                 3,689      923
The South Financial Corp.           ConvPref  837841204       246        1,388  SH         Defined  1                 1,111      277
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